Other Income - Summary of Other Income (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Income [Abstract]
Interest income	$ 456	$ 477	$ 779
- Job Support Scheme	863	1,787	0
- Others	140	175	688
Rent concession	141	71	0
Reversal of provision for reinstatement cost	0	0	238
Others	123	291	155
Other Incomes	$ 1,723	$ 2,801	$ 1,860